SUPPLEMENTAL CASH FLOW DISCLOSURE (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Notes and other explanatory information [abstract]
Interest paid	$ 69,164	$ 358,154	$ 400,630	$ 168,924
Fair value of common shares issued and issuable for services			$ 59,796	$ 133,826
Fair value of common shares issued to Golden Harvests				109,564
Fair value of common shares issued to Golden Harvests creditor				$ 36,310
Right-of-use assets acquired through leases (Note 7)	$ 528,980	2,583,660	1,030,429	2,642,588
Conversion of debenture into common shares	2,698,789	2,698,789		916,290
Derivative liability recognized as contributed surplus upon debenture conversion				1,833,731
Note payable to HSCP used to acquire assets (Note 10.1)	$ 350,000	$ 350,000	$ 1,250,000